COMMON STOCK AND COMMON STOCK WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMON STOCK AND COMMON STOCK WARRANTS
COMMON STOCK AND COMMON STOCK WARRANTS

NOTE 6 - COMMON STOCK AND COMMON STOCK WARRANTS

Common Stock

The Company had authorized a total of 400,000,000 shares of Common Stock, par value of $0.0001 as of December 31, 2017 for Elite Beverage International. However, Elite Performance Holding Corp. is now the successor company and as of December 31, 2022 there are 465,000,000 (Four Hundred Sixty-Five Million) shares authorized, par value of $0.0001, respectively.

On February 2, 2018, Elite Performance Holding Corp., owned and controlled by Firestone and McKenzie, acquired Elite Beverage International through a 1:2 common share exchange as follows: 50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc.

Restricted Shares issued

For the year ended December 31, 2023, the Company issued 730,000 shares in connection with the Regulation D offering in the amount of $73,000 valued at $0.10 per share.

For the year ended December 31, 2023, the Company issued 1,570,000 shares in the amount of $157,000 valued at $0.10 per share for consulting services.

For the year ended December 31, 2023, the Company issued 200,000 shares in the amount of $55,000 valued at $0.25 per share for the conversion of $55,000 principal of a convertible note payable made within the terms of the agreement and no gain or loss results from it. In addition, the Company issued 16,250 shares valued at $0.10 per share as consideration upon the execution of these agreements.

As of December 31, 2023 the Company had 130,397,550 common shares outstanding.

For the six months ended June 30, 2024, the Company issued 980,000 shares in the amount of $98,000 valued at $0.10 per share for consulting services.

For the six months ended June 30, 2024, the Company issued 2,555,720 shares in the amount of $491,786 valued at $0.25 per share were issued for the conversion of $491,786 principal and accrued interest of convertible notes payable made within the terms of the agreement and no gain or loss results from it.

On January 23, 2024, the Company issued 50,000 shares to Hillyer in the amount of $5,000 valued at $0.10 per share as incentive in relation to the consolidation and modification of various notes, accrued interest and advances.

On March 1, 2024, it was determined that in the best interests of the Company to reduce the total outstanding shares of common stock and Jon Mckenzie retired fifteen million shares of common stock back to the company at no fee and Joey Firestone retired ten million shares of common stock back to the Company at no fee.

On April 26, 2024, the Company issued 18,000 shares in the amount of $1,800 valued at $0.10 per share to a related party in relation to an accounts payable balance totaling $4,500. The remaining difference was recorded as other income.

As of June 30, 2024, the Company had 109,001,270 common shares outstanding.

Common Stock Warrants

On March 18, 2024, the Company issued Greentree Financial, Inc.400,000 five year warrants exercisable at $2.00 valued at $38,811 for consulting services. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.10 per share, volatility of 236%, expected term of 5 years, and a risk free interest rate of 4.36%.

On March 18, 2024, the Company issued High Creek Ventures, Inc 400,000 five year warrants exercisable at $2.00 valued at $39,297 for consulting services. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.10 per share, volatility of 236%, expected term of 5 years, and a risk free interest rate of 4.36%.

On May 6, 2024, the Company issued Greentree Financial 160,000 five year warrants exercisable at $2.00 valued at $19,855 for services. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.10 per share, volatility of 276%, expected term of 5 years, and a risk free interest rate of 4.72%.

Average risk-free rate: 4.54%

Average expected life (in years): 4.76 years

Volatility: 236% - 276%

	Number of	Average
	Shares	Exercise Price
Outstanding at December 31, 2022	-	-
Issued	-	-
Exercised	-	-
Expired or cancelled	-	—
Outstanding at December 31, 2023	-	-
Issued	960,000	2.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at June 30, 2024	960,000	2.00

NOTE 6 - COMMON STOCK AND COMMON STOCK WARRANTS

Common Stock

The Company had authorized a total of 400,000,000 shares of Common Stock, par value of $0.0001 as of December 31, 2017 for Elite Beverage International. However, Elite Performance Holding Corp. is now the successor company and as of December 31, 2022 there are 465,000,000 (Four Hundred Sixty-Five Million) shares authorized, par value of $0.0001, respectively.

On February 2, 2018, Elite Performance Holding Corp., owned and controlled by Firestone and McKenzie, acquired Elite Beverage International through a 1:2 common share exchange as follows: 50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc.

Shares Registered in the S-1 Registration Statement

As of December 31, 2022, the Company has raised $1,250,000 (25,000,000 shares issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019.

Restricted Shares issued

In the year ended December 31, 2022, we issued 18,160,000 common subscription shares to accredited investors for subscription agreements in the amount of $1,811,001.  In the year ended December 31, 2022, we have also received $10,000 for shares to be issued to accredited investors for subscription agreements.

In the year ended December 31, 2022, we issued 8,350,000 shares for services in the amount of $835,000 valued at $0.10 per share.

In the year ended December 31, 2022, we recognized $238,000 in shares issued and $40,000 in shares to be issued for settlement of accounts payable valued at $0.10 per share for a total of 2,780,000 shares.

In the year ended December 31, 2022, we issued 20,000 shares in connection with a convertible note in the amount of $2,000 valued at $0.10 per share. The $2,000 was expensed in the year ended December 31, 2022.

For the year ended December 31, 2023, we issued (to be issued) shares for subscriptions:

100,000 shares in connection with our Regulation D offering in the amount of $10,000 valued at $0.10 per share.

500,000 shares in connection with our Regulation D offering in the amount of $50,000 valued at $0.10 per share.

90,000 shares issued in connection with our Regulation D offering in the amount of $9,000 valued at $0.10 per share.

40,000 shares issued in connection with our Regulation D offering in the amount of $4,000 valued at $0.10 per share.

For the year ended December 31, 2023, we issued (to be issued) shares for services:

250,000 shares issued in the amount of $25,000 valued at $0.10 per share for consulting services.

100,000 shares issued in the amount of $10,000 valued at $0.10 per share for consulting services.

30,000 shares issued in the amount of $3,000 valued at $0.10 per share for consulting services.

30,000 shares issued in the amount of $3,000 valued at $0.10 per share for consulting services.

500,000 shares issued in the amount of $50,000 valued at $0.10 per share were issued for consulting services.

100,000 shares issued in the amount of $10,000 valued at $0.10 per share were issued for consulting services.

10,000 shares issued in the amount of $1,000 valued at $0.10 per share were issued for consulting services.

500,000 shares issued in the amount of $50,000 valued at $0.10 per share were issued for consulting services.

50,000 shares issued in the amount of $5,000 valued at $0.10 per share were issued for consulting services.

For the year ended December 31, 2023, we issued (to be issued) shares for the conversion of convertible notes payable.

40,000 shares issued in the amount of $10,000 valued at $0.25 per share were issued for the conversion of $10,000 principal of a convertible note payable made within the terms of the agreement and no gain or loss results from it. In addition, the Company issued 10,000 shares valued at $0.10 per share as consideration upon the execution of this agreement.

20,000 shares issued in the amount of $10,000 valued at $0.50 per share were issued for the conversion of $10,000 principal of a convertible note payable made within the terms of the agreement and no gain or loss results from it.

100,000 shares issued in the amount of $25,000 valued at $0.25 per share were issued for the conversion of $25,000 principal of a convertible note payable made within the terms of the agreement and no gain or loss results from it. In addition, the Company issued 6,250 shares valued at $0.10 per share as consideration upon the execution of this agreement.

40,000 shares issued in the amount of $10,000 valued at $0.25 per share were issued for the conversion of $10,000 principal of a convertible note payable made within the terms of the agreement and no gain or loss results from it.

As of December 31, 2023 we had 130,397,550 common shares outstanding.

Common Stock Warrants

None.